Trade and other payables	6 Months Ended
Jun. 30, 2023
Trade and other payables [Abstract]
Trade and other payables
12. Trade and other payables

	June 30, 2023 £’000	December 31, 2022 £’000
Trade payables	13,992	11,716
Other taxation and social security	1,066	927
Pension liability	395	34
Accruals	70,301	62,399
	85,754	75,076

Accruals as at June 30, 2023 include estimates for rebates, chargebacks, other customer fees and returns of £39,434,000 in respect of Product revenue from the sale of KIMMTRAK and Pre-product revenue from the sale of tebentafusp, compared to £24,066,000 as at December 31, 2022. Combined with the Non-current accruals in the unaudited condensed consolidated interim statement of financial position, our total accruals for such deductions from revenue were £41,080,000 as at June 30, 2023, and £25,545,000 as at December 31, 2022.